Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Tax on cash flow hedge gain	$ 4,409,000	$ (614,000)	$ 13,521,000	$ (11,286,000)
Actuarial gain (loss) on pension obligations, tax	$ 0	$ 487,000	$ 0	$ 487,000